Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net capital loss carryforward		$ 10
Current deferred tax assets	36	58	102
Noncurrent deferred tax liabilities	(120)	(111)	(101)
Deferred tax assets (liabilities), net		(52)	1
Deferred Income Taxes Assets Liabilities Current
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Interest		33
Allowance for doubtful accounts		12	14
Inventory		49	60
Accrued compensation		3	2
Accrued self-insurance liabilities		5	21
Other accrued liabilities		27	26
Restructuring liabilities		7	31
Valuation allowance		(76)	(51)
Current deferred tax assets		60	103
Prepaid expense		(1)	(1)
Current deferred tax liabilities		(1)	(1)
Deferred Income Taxes Assets liabilities Noncurrent
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Interest		212	180
Accrued compensation		27	18
Accrued self-insurance liabilities		15
Other accrued liabilities		8	8
Deferred revenue		8	8
Restructuring liabilities		32
Net operating loss		374	291
Net capital loss carryforward		10
Fixed assets		16	22
Other		21	16
Valuation allowance		(415)	(188)
Noncurrent deferred tax assets		308	355
Software costs		(23)	(23)
Intangible assets		(316)	(357)
Income from discharge of indebtedness		(80)	(76)
Noncurrent deferred tax liabilities		$ (419)	$ (456)